CRYPTOCURRENCY ASSETS BORROWINGS (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)
CRYPTOCURRENCY ASSETS
Derivative [Line Items]
Derivative liability	¥ 38,508	$ 5,964
Bitcoins
Derivative [Line Items]
Value equivalent to derivative liability	28	28
ETH
Derivative [Line Items]
Value equivalent to derivative liability	796	796
DOGE
Derivative [Line Items]
Value equivalent to derivative liability	6,900,000	6,900,000